Nationwide Herndon Mid Cap Value Fund Summary Prospectus March 1, 2015

Class/Ticker A NWWMX C NWWNX Institutional Class NWWQX Institutional Service Class NWWPX

Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated March 1, 2015, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to nationwide.com/mutualfundprospectuses, email a request to web_help@nationwide.com or call 800-848-0920, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

Objective

The Fund seeks long-term capital growth.

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 39 of the Prospectus and in “Additional Information on Purchases and Sales” commencing on page 93 of the Statement of Additional Information.

	Class A	Class C	Institutional Class	Institutional Service Class
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fee	0.25%	1.00%	None	None
Other Expenses[1]	3.98%	3.98%	3.83%	3.98%
Total Annual Fund Operating Expenses	4.98%	5.73%	4.58%	4.73%
Fee Waiver/Expense Reimbursement[2]	(3.63)%	(3.63)%	(3.63)%	(3.63)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.35%	2.10%	0.95%	1.10%

1	“Other Expenses” are based on estimated amounts for the current fiscal year.
2	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.95% until at least February 29, 2016. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses. More information about administrative services fees can be found in “Investing with Nationwide Funds” on page 42 of the Prospectus.

SP-MCV (3/15)

Summary Prospectus March 1, 2015	1	Nationwide Herndon Mid Cap Value Fund

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A shares	$705	$1,678
Class C shares	313	1,384
Institutional Class shares	97	1,054
Institutional Service Class shares	112	1,098

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years
Class C shares	$213	$1,384

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period (June 30, 2014 through October 31, 2014), the Fund’s portfolio turnover rate was 12.97% of the average value of its portfolio.

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets in common stocks issued by companies whose market capitalization is generally within the market capitalization range of the companies represented in the Russell MidCap Index at time of purchase. The Fund employs a “value” style of investing, which means investing in equity securities that the Fund’s subadviser believes to be trading at prices that do not reflect a company’s intrinsic value. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that the subadviser believes to be temporary. The Fund is designed to provide shareholders with exposure to mid-cap companies that the subadviser believes to be undervalued versus their peers but which demonstrate the potential to outperform the market.

In managing the Fund, the subadviser emphasizes quality, liquidity and a disciplined investment process. To manage risk, the subadviser seeks to limit sector and security exposure, maintain sector diversification, maintain a bias toward liquidity and adhere to a disciplined sell process. The Fund generally will sell a security when the subadviser believes it has reached a target price, fails to perform as expected by the subadviser, or when the subadviser believes that other opportunities appear more attractive.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Market and selection risks – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Mid-cap risk – medium-sized companies are usually less stable in price and less liquid than larger, more-established companies. Medium-sized companies are more vulnerable than larger companies to adverse business and economic developments and may have more-limited resources. Therefore, they generally involve greater risk.

Value style risk – value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. In addition, value stocks as a group may at times be out of favor and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.

If the value of the Fund’s investments goes down, you may lose money.

Performance

Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of the Prospectus.

Portfolio Management

Investment Adviser

Nationwide Fund Advisors

Subadviser

Herndon Capital Management, LLC (“Herndon”)

Portfolio Manager

Portfolio Manager	Title	Length of Service with Fund
Randell A. Cain Jr., CFA	Principal/Portfolio Manager, Herndon	Since 2014

Summary Prospectus March 1, 2015	2	Nationwide Herndon Mid Cap Value Fund

Purchase and Sale of Fund Shares

Minimum Initial Investment
Classes A, C: $2,000
Institutional Class: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Classes A, C): $0†
† Provided each monthly purchase is at least $50
Minimum Additional Investment
Classes A, C: $100
Institutional Class, Institutional Service Class: no minimum
Automatic Asset Accumulation Plan (Classes A, C): $50

In general, you can buy or sell (redeem) shares of the Fund by mail or phone on any business day. You can generally pay for shares by wire.

To Place Orders to Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701, Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street, Third Floor, Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.

Tax Information

The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Prospectus March 1, 2015	3	Nationwide Herndon Mid Cap Value Fund

THIS PAGE INTENTIONALLY LEFT BLANK.

Summary Prospectus March 1, 2015	4	Nationwide Herndon Mid Cap Value Fund